Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals (Details)	12 Months Ended
Nov. 30, 2012 Y
Summary Of Significant Accounting Policies Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 1	30.00%
Summary Of Significant Accounting Policies Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 2	30.00%
Summary Of Significant Accounting Policies Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 3	20.00%
Summary Of Significant Accounting Policies Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 4	5